Variable interest entities (VIE) - Consolidated (Details 8) SFr in Millions	12 Months Ended
	Dec. 31, 2017 CHF (SFr) day	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr)
VIE Disclosures
Percentage of control in which Group is determined to have power (percent)	50.00%
Minimum percentage of outstanding issuances held by primary beneficiary used under the previous consolidation model	50.00%
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 109,815	SFr 121,161	SFr 92,328	SFr 79,349
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	115,346	134,839
Trading assets	156,334	165,150
Investment securities	2,191	2,489
Other investments	5,964	6,777
Net loans	279,149	275,976
Premises and equipment	4,686	4,711
Other assets	32,071	36,865
of which loans held-for-sale	8,130	8,062
Customer deposits	361,162	355,833
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	26,496	33,016
Trading liabilities	39,119	44,930
Short-term borrowings	25,889	15,385
Long-term debt	173,032	193,315
Other liabilities	SFr 31,612	39,855
CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day	148
Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 232	369
Trading assets	1,348	2,744
Investment securities	381	511
Other investments	1,833	2,006
Net loans	267	284
Premises and equipment	151	199
Other assets	2,398	2,617
of which loans held-for-sale	238	422
Total assets of consolidated VIEs	6,610	8,730
Trading liabilities	3	18
Short-term borrowings	0	1
Long-term debt	863	1,759
Other liabilities	204	244
Total liabilities of consolidated VIEs	1,070	2,022
Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	22	43
Trading assets	17	0
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	83	0
of which loans held-for-sale	83	0
Total assets of consolidated VIEs	122	43
Trading liabilities	0	0
Short-term borrowings		0
Long-term debt	51	54
Other liabilities	0	0
Total liabilities of consolidated VIEs	51	54
Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	0	1
Trading assets	0	0
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	4	1
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	4	2
Trading liabilities	0	0
Short-term borrowings		0
Long-term debt	0	0
Other liabilities	0	0
Total liabilities of consolidated VIEs	0	0
Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	96	41
Trading assets	10	0
Investment securities	381	511
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	1,070	1,483
of which loans held-for-sale	152	415
Total assets of consolidated VIEs	1,557	2,035
Trading liabilities	0	0
Short-term borrowings		0
Long-term debt	752	1,639
Other liabilities	1	1
Total liabilities of consolidated VIEs	753	1,640
Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	32	52
Trading assets	179	478
Investment securities	0	0
Other investments	350	228
Net loans	3	0
Premises and equipment	0	0
Other assets	21	48
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	585	806
Trading liabilities	0	0
Short-term borrowings		1
Long-term debt	0	7
Other liabilities	26	15
Total liabilities of consolidated VIEs	26	23
Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	70	50
Trading assets	1,122	933
Investment securities	0	0
Other investments	1,197	1,446
Net loans	21	30
Premises and equipment	151	199
Other assets	32	51
of which loans held-for-sale	3	7
Total assets of consolidated VIEs	2,593	2,709
Trading liabilities	3	18
Short-term borrowings		0
Long-term debt	26	57
Other liabilities	111	124
Total liabilities of consolidated VIEs	140	199
Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	12	182
Trading assets	20	1,333
Investment securities	0	0
Other investments	286	332
Net loans	243	254
Premises and equipment	0	0
Other assets	1,188	1,034
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	1,749	3,135
Trading liabilities	0	0
Short-term borrowings		0
Long-term debt	34	2
Other liabilities	66	104
Total liabilities of consolidated VIEs	100	106
Bank
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	109,510	121,066	SFr 92,254	SFr 79,271
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	115,346	134,839
Trading assets	156,774	165,392
Investment securities	2,189	2,486
Other investments	5,893	6,717
Net loans	283,237	278,960
Premises and equipment	4,445	4,666
Other assets	30,956	36,775
of which loans held-for-sale	8,130	8,062
Customer deposits	362,303	357,224
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	26,496	33,016
Trading liabilities	39,132	44,952
Short-term borrowings	26,378	15,385
Long-term debt	172,042	192,495
Other liabilities	SFr 31,683	39,919
Bank | CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day	148
Bank | Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 232	369
Trading assets	1,348	2,744
Investment securities	381	511
Other investments	1,833	2,006
Net loans	267	284
Premises and equipment	128	173
Other assets	2,396	2,616
of which loans held-for-sale	238	422
Total assets of consolidated VIEs	6,585	8,703
Trading liabilities	3	18
Short-term borrowings	0	1
Long-term debt	863	1,759
Other liabilities	204	243
Total liabilities of consolidated VIEs	1,070	2,021
Bank | Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	22	43
Trading assets	17	0
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	83	0
of which loans held-for-sale	83	0
Total assets of consolidated VIEs	122	43
Trading liabilities	0	0
Short-term borrowings		0
Long-term debt	51	54
Other liabilities	0	0
Total liabilities of consolidated VIEs	51	54
Bank | Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	0	1
Trading assets	0	0
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	4	1
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	4	2
Trading liabilities	0	0
Short-term borrowings		0
Long-term debt	0	0
Other liabilities	0	0
Total liabilities of consolidated VIEs	0	0
Bank | Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	96	41
Trading assets	10	0
Investment securities	381	511
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	1,070	1,483
of which loans held-for-sale	152	415
Total assets of consolidated VIEs	1,557	2,035
Trading liabilities	0	0
Short-term borrowings		0
Long-term debt	752	1,639
Other liabilities	1	1
Total liabilities of consolidated VIEs	753	1,640
Bank | Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	32	52
Trading assets	179	478
Investment securities	0	0
Other investments	350	228
Net loans	3	0
Premises and equipment	0	0
Other assets	21	48
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	585	806
Trading liabilities	0	0
Short-term borrowings		1
Long-term debt	0	7
Other liabilities	26	15
Total liabilities of consolidated VIEs	26	23
Bank | Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	70	50
Trading assets	1,122	933
Investment securities	0	0
Other investments	1,197	1,446
Net loans	21	30
Premises and equipment	128	173
Other assets	31	50
of which loans held-for-sale	3	7
Total assets of consolidated VIEs	2,569	2,682
Trading liabilities	3	18
Short-term borrowings		0
Long-term debt	26	57
Other liabilities	111	124
Total liabilities of consolidated VIEs	140	199
Bank | Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	12	182
Trading assets	20	1,333
Investment securities	0	0
Other investments	286	332
Net loans	243	254
Premises and equipment	0	0
Other assets	1,187	1,034
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	1,748	3,135
Trading liabilities	0	0
Short-term borrowings		0
Long-term debt	34	2
Other liabilities	66	103
Total liabilities of consolidated VIEs	SFr 100	SFr 105